Deferred and current taxation - Temporary differences (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in other comprehensive income	€ (91.2)	€ (87.0)	€ 76.6
Property, plant and equipment [Member]
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in the income statement	69.0	9.1	10.5
Adjustment on initial application of IFRS 15
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in the income statement	35.6
Other temporary differences [Member]
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in the income statement		€ 87.0	0.3
Derivatives [Member]
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in other comprehensive income	€ 91.2		€ 76.6